Investments in associates and joint ventures (Details 2)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Current assets	$ 112,988,000,000		$ 114,757,000,000
Non-current assets	416,239,000,000		441,426,000,000
Current liabilities	147,579,000,000		115,488,000,000
Non-current liabilities	174,859,000,000		267,049,000,000
Goodwill and others	4,282,000,000		4,902,000,000
Revenues	95,850,000,000		69,547,000,000	$ 82,244,000,000
Profit / (loss) from operations	43,229,000,000		16,274,000,000		$ 107,950,000,000
TGLT S.A. [Member]
Statement [Line Items]
Current assets	7,511,000,000		8,460,000,000
Non-current assets	12,371,000,000		19,366,000,000
Current liabilities	8,176,000,000		8,117,000,000
Non-current liabilities	7,677,000,000		12,635,000,000
Net assets	$ 4,029,000,000		$ 7,074,000,000
% of ownership interest held	27.82%	27.82%	27.82%
Interest in associates / joint ventures			$ 1,968			$ 1,121
Goodwill and others			0			308
Book value			(431)			813
Revenues		$ 4,198	4,196
Net income/(loss)		(2,129)	(3,155)
Total comprehensive (loss)/ income		(2,089)	(3,155)
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		(1,322)	185
Cash of investment activities		4,209	108
Cash of financial activities		(2,530)	(746)
Net (decrease)/ increase in cash and cash equivalents		$ 357	(453)
Quality Invest [Member]
Statement [Line Items]
Current assets	$ 61,000,000		8,000,000
Non-current assets	11,490,000,000		14,499,000,000
Current liabilities	70,000,000		164,000,000
Non-current liabilities	3,919,000,000		4,898,000,000
Net assets	$ 7,562,000,000		$ 9,445,000,000
% of ownership interest held	50.00%	50.00%	50.00%
Interest in associates / joint ventures			$ 4,723			3,781
Goodwill and others			77			77
Book value			4,800			3,858
Revenues		$ 206	74
Net income/(loss)		(1,965)	(849)
Total comprehensive (loss)/ income		(1,965)	849
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		(1)	(97)
Cash of investment activities		24	(7)
Cash of financial activities		(2)	104
Net (decrease)/ increase in cash and cash equivalents		$ 21	0
BHSA [Member]
Statement [Line Items]
Current assets	$ 241,536,000,000		188,185,000,000
Non-current assets	79,939,000,000		116,578,000,000
Current liabilities	280,495,000,000		256,477,000,000
Non-current liabilities	8,961,000,000		19,122,000,000
Net assets	$ 32,019,000,000		$ 29,164,000,000
% of ownership interest held	29.91%	29.91%	29.91%
Interest in associates / joint ventures			$ 8,722			9,577
Goodwill and others			69			88
Book value			8,791			$ 9,665
Revenues		$ 54,043	47,976
Net income/(loss)		2,920	(4,145)
Total comprehensive (loss)/ income		2,920	(4,145)
Dividends distributed to non-controlling shareholders		0	0
Profit / (loss) from operations		33,208	7,081
Cash of investment activities		(240)	(212)
Cash of financial activities		(24,583)	(46,143)
Net (decrease)/ increase in cash and cash equivalents		$ 8,385	$ (39,274)